Stock-Based Compensation Expense (Details) - Schedule of Weighted Average Remaining Life	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Vested options [Member]
Schedule of Weighted Average Remaining Life [Line Items]
Weighted average remaining life (in years)			6 years 6 months	6 years 8 months 1 day
Unvested options [Member]
Schedule of Weighted Average Remaining Life [Line Items]
Weighted average remaining life (in years)			7 years 11 months 26 days	8 years 5 months 26 days